First Trust Bloomberg Artificial Intelligence ETF Shareholder Fees	Sep. 30, 2025
First Trust Bloomberg Artificial Intelligence ETF | First Trust Bloomberg Artificial Intelligence ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%